Investment Risks - JPMorgan OnChain Liquidity-Token Money Market Fund	May 13, 2026
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The Fund’s investments are subject to the risk that issuers, guarantors and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, supply chain disruptions, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.
Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Government Securities Risk. U.S. Government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. The income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities could result in changes in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Fund and its investments. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal (e.g., Congressional debt ceiling impasses). This would result in losses to the Fund. U.S. Government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Blockchain Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s use of blockchain technology in the manner described herein, including, for example, the possibility of: (i) the blockchain technology not working as intended, which could cause issues with, among other things, the ability for transaction requests to be submitted using, and token balances to be reflected timely and appropriately on, the blockchain; (ii) delays in transaction processing, which are outside of the Fund’s control, resulting from, among other things, the inability of nodes, which are computers participating in a blockchain network, to reach consensus on transactions; (iii) security, privacy or other regulatory concerns resulting from the rapidly-evolving regulatory landscape that could require changes in the way blockchain technology is used generally and also specifically used by the Fund; (iv) undiscovered technical flaws or unauthorized changes in the blockchain technology used by the Fund, or the manner in which private keys are held and secured; (v) cryptographic or other security measures that authenticate transactions for a blockchain to be compromised or “hacked”; (vi) new technologies or services that may inhibit access to a blockchain; (vii) a breach of one blockchain that could cause investors to lose trust in blockchain technology; (viii) differences in the way in which investors can submit transaction requests with respect to the Fund’s shares, and how holdings in the Fund’s shares are reflected, as compared to a traditional mutual fund, which could make the resolution of issues involving Fund shares more difficult under existing law; (ix) the native digital asset of a supported network being deemed to be a security or is being offered and sold as an investment contract, and thus a security, which could impact one’s ability to acquire the native digital asset for purposes of paying blockchain transaction fees, and/or otherwise disrupt the operations of the network; (x) the volatility of blockchain network transaction fees; and (xi) a blockchain network experiencing a “fork” (i.e., “split”) of the network, which could result in the existence of two or more versions of the blockchain network running in parallel, but with each version’s native asset lacking interchangeability, potentially competing with each other for users and other participants. Because blockchain wallets are not being provided, investors are responsible for securing their private key against loss or theft. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology.Smart contracts, like all software code, are exposed to the risk that the code contains an error or other security vulnerability, which can lead to adverse impacts on the Fund or its shareholders, including, but not limited to, disruption of the Fund’s operational capacity and delays or uncertainty in the transfer agent’s record of the correct and valid owner of a given share, potentially leading to extended legal processes to determine ownership and delays in the timely redemption of shares.
Cyber Security and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cyber Security and Technology Risk. As the use of technology has become more prevalent in the course of business, and in particular because of the Fund’s use of blockchain technology (including the use of the Fund Smart Contracts), the Fund has become more susceptible to operational and financial risks associated with cyber security and technology, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to the Fund and its shareholders; processing and human errors; inadequate or failed internal or external processes; failures in systems and technology; errors in blockchain, smart contract and other technology used with respect to the Fund; changes in personnel; errors caused by third parties or trading counterparties; and compromises or failures to systems, networks, devices and applications relating to the operations of the Fund and its service providers. These risks may result in financial losses to the Fund and its shareholders; the inability of the Fund to transact business with its shareholders; delays or mistakes in the calculation of the Fund’s NAV or other materials provided to shareholders; errors in the Investor Register or the amount of token balances attributed to each investor’s blockchain address; the inability to process transactions with shareholders or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. The Fund’s service providers (including, but not limited to, the adviser, any sub-advisers, administrator, transfer agent, and custodian or their agents), KDA, blockchain networks used by the Fund, financial intermediaries and parties with which the Fund engages in portfolio or other transactions also may be adversely impacted by these risks in their own businesses, which could result in losses to the Fund or its shareholders. For instance, if there are data security breaches of the off-chain database(s) that maintain the information necessary to link an investor’s identity with such investor’s token balances on the blockchain, and such information is stolen, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as reflected on the blockchain. In addition, if there is a cyber security or other technology-related incident that results in tampering to, or errors in, the Investor Register or the process by which token balances are reflected on the blockchain on the basis of updates to the Investor Register, the Fund and its shareholders could experience losses, especially if shareholders engage in peer-to-peer transfers of token balances for value on the basis of incorrect token balances resulting from such tampering or errors. While measures have been developed which are designed to reduce the risks associated with cyber security and other technology-related incidents, there is no guarantee that those measures will be effective, particularly since the Fund does not directly control the cyber security defenses or plans, or technological infrastructures, of their service providers (including the transfer agent), KDA, blockchain networks used by the Fund, financial intermediaries and companies in which they invest or with which they do business.
Stablecoin Issuer Shareholder Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stablecoin Issuer Shareholder Transactions Risk. Shares of the Fund are expected to be held by one or more stablecoin issuers as all or a portion of the reserve assets that back the stablecoins issued to their customers. Stablecoins generally are a type of cryptocurrency that are designed to maintain a stable value by pegging their value to another asset, such as a fiat currency like the U.S. dollar, and stablecoin holders generally are permitted to redeem their stablecoins for a fixed amount of value. Although the Fund does not invest in stablecoins or stablecoin issuers, the assets of the Fund are expected to fluctuate depending on the creation (minting) of additional stablecoins or the redemption (burning) of outstanding stablecoins by stablecoin issuers who are Fund shareholders. Stablecoins are relatively new and may face periods of uncertainty and volatility that result in the potential for rapid and/or unexpected requests for redemption of the Fund’s shares (including requests by multiple stablecoin issuers at the same time). Such redemption requests could occur, for example, if there was uncertainty about even one stablecoin issuer's ability to maintain (or there was actual failure by one stablecoin issuer to maintain) a consistent peg between the stablecoins issued to its customers and another asset, such as a fiat currency like the U.S. dollar. These events could result in all stablecoins facing a universal risk of increased redemption pressures, which in turn could create redemption pressures on the Fund. Redemption requests for Fund shares from stablecoin issuers (including multiple such requests that occur at the same time, including for the reasons described above) could adversely affect remaining Fund shareholders, the Fund’s liquidity, and the Fund’s ability to maintain a stable price per share, particularly if such redemptions occur in times of overall market turmoil or declining prices. Future legislative or regulatory developments, including, but not limited to, rulemaking pursuant to the GENIUS Act, may affect the investments or investment strategies available in connection with managing the Fund and may impact the ability of the Fund to be used as a reserve backing the outstanding stablecoins of stablecoin issuers. Because the Fund intends to invest only in certain eligible reserve assets that stablecoin issuers are required to maintain under the GENIUS Act, the Fund’s yield may be lower than that of other money market funds that are permitted to invest in a wider universe of investments, including those with longer maturities. Neither Fund shares nor token balances are stablecoins (including "payment stablecoins" as defined in the GENIUS Act), and the Fund is not a stablecoin issuer (including a "permitted payment stablecoin issuer" as defined in the GENIUS Act).
Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a NAV of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a NAV of $1.00 per share. In the event any money market fund fails to maintain a stable NAV, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their NAVs. In general, certain other money market funds have in the past failed to maintain stable NAVs and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Repurchase Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
Risk Associated with the Fund Holding Cash [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments or redemptions occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is also not a bank account or other deposit-based product and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.